OPERATING LEASE	12 Months Ended
May 31, 2026
Operating Lease
OPERATING LEASE

NOTE 16 — OPERATING LEASE

The Company has operating leases for office space and staff quarter. During the year, the Company recognized right-of-use assets of $244,586, and lease liabilities of $244,586 in accordance with ASC842, Leases. The lease agreement does not specify an explicit interest rate and the interest rate implicit in the lease is not readily determinable. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Prime Rate plus 1% per annum was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.25%.

The following table shows operating lease right-of-use assets and lease liabilities:

	As of May 31,
	2026	2025
Assets
Operating lease right-of-use assets, net	236,666	95,130
Liabilities
Operating lease liabilities, current	103,199	52,453
Operating lease liabilities, non-current	134,277	46,097
Weighted-average remaining lease term (in year) – Operating lease	2.66	1.81
Weighted-average discount rate (%) – Operating lease	6.32%	6.56%

During the year ended May 31, 2026, 2025 and 2024, the Company incurred lease expenses, as follows:

	For the year ended May 31,
	2026	2025	2024
Operating lease expenses:
Amortization of operating lease right-of-use assets and interest of lease liabilities	119,725	39,603	31,619

Other information about the Company’s leases is as follows:

	For the year ended May 31,
	2026	2025	2024
Cash outflow related to operating leases:
Operating cash outflow related to operating leases	120,809	40,691	29,255

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 16 — OPERATING LEASE (cont.)

The cash paid for amounts included in the measurement of operating lease liabilities for the year ended May 31, 2026, 2025 and 2024 amounted to $120,809, $40,691 and $29,255 respectively. During the year ended May 31, 2026, additions to operating lease right-of-use assets were $244,586 (2025: $34,623; 2024: $102,754).

As of May 31, 2026 and 2025, the maturity analysis of lease liabilities is as follows:

As of May 31, 2026:	Operating lease
Financial years ending May 31, 2026
2027	114,925
2028	68,907
2029	68,907
2030 and thereafter	5,742
Total undiscounted cash flows	258,481
Less: imputed interest	(21,005)
Present value of lease liabilities	237,476
Less: Non-current portion of lease liabilities	(134,277)
Current portion of lease liabilities	103,199

As of May 31, 2025:	Operating lease
Financial years ending May 31, 2025
2026	57,241
2027	47,522
Total undiscounted cash flows	104,763
Less: imputed interest	(6,213)
Present value of lease liabilities	98,550
Less: Non-current portion of lease liabilities	(46,097)
Current portion of lease liabilities	52,453